Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Deferred income tax asset	$ 80,740	$ 91,677
Deferred tax liability [Abstract]
Deferred income tax liabilities	39,994	43,064
Sociedad Minera Cerro Verde S.A.A.
Deferred tax assets [Abstract]
Deferred income tax asset	297,079	280,182	$ 250,795
Deferred tax liability [Abstract]
Deferred income tax liabilities	911,270	695,097	705,532
Net deferred liabilities	614,191	414,915	454,737
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability	0	0	5,414
Total deferred income tax liability	614,191	414,915	460,151
Sociedad Minera Cerro Verde S.A.A. | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred income tax asset	237,394	214,396	193,378
Sociedad Minera Cerro Verde S.A.A. | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred income tax asset	39,118	34,602	29,762
Sociedad Minera Cerro Verde S.A.A. | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred income tax asset	11,629	9,227	9,031
Sociedad Minera Cerro Verde S.A.A. | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred income tax asset	2,642	7,231	4,335
Sociedad Minera Cerro Verde S.A.A. | Leases
Deferred tax assets [Abstract]
Deferred income tax asset	2,034	3,297	3,007
Sociedad Minera Cerro Verde S.A.A. | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred income tax asset	4,262	11,429	11,282
Sociedad Minera Cerro Verde S.A.A. | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred income tax liabilities	632,325	517,985	537,588
Sociedad Minera Cerro Verde S.A.A. | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred income tax liabilities	191,342	165,018	126,744
Sociedad Minera Cerro Verde S.A.A. | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred income tax liabilities	27,096	27,091	29,831
Sociedad Minera Cerro Verde S.A.A. | Price adjustment in the sale of copper, silver, and molybdenum
Deferred tax liability [Abstract]
Deferred income tax liabilities	60,385	15,330	10,822
Sociedad Minera Cerro Verde S.A.A. | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred income tax liabilities	$ 122	$ 333	$ 547